Note 6 - Investments In Equity Method Investees (Details) - Balances associated with equity method investees In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Equity Method Investments [Member] USD ($)	Mar. 31, 2013 Equity Method Investments [Member] JPY (¥)	Mar. 31, 2012 Equity Method Investments [Member] JPY (¥)	Mar. 31, 2011 Equity Method Investments [Member] JPY (¥)
Related Party Transaction [Line Items]
Accounts receivable					$ 557	¥ 52,422	¥ 51,788
Accounts payable					422	39,734	36,698
Revenues (in Yen and Dollars)	1,128,382	106,248,486	97,314,605	82,418,206	6,359	598,765	624,718	730,622
Costs and expenses	$ 1,046,047	¥ 98,495,844	¥ 90,961,122	¥ 78,277,164	$ 4,852	¥ 456,892	¥ 403,400	¥ 348,771